Quarterly Report
April 30, 2023
MFS®  Global High Yield Fund
HYO-Q1

Portfolio of Investments
4/30/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 31.1%
Automotive – 1.0%
RAC Bond Co. PLC, 5.25%, 11/04/2027 (n)	GBP	699,000	$705,490
RENK AG, 5.75%, 7/15/2025	EUR	100,000	107,730
Renk GmbH (Frankfurt), 5.75%, 7/15/2025 (n)		465,000	500,947
TI Automotive Finance PLC, 3.75%, 4/15/2029 (n)		815,000	678,503
			$1,992,670
Basic Industry – 0.2%
Peoplecert Wisdom Issuer PLC, 5.75%, 9/15/2026 (n)	EUR	435,000	$464,300
Broadcasting – 0.7%
Banijay Group S.A.S., 6.5%, 3/01/2026	EUR	475,000	$509,172
Summer (BC) Holdco S.à r.l., “A”, 9.25%, 10/31/2027		292,842	259,938
WMG Acquisition Corp., 2.25%, 8/15/2031 (n)		610,000	525,592
			$1,294,702
Building – 0.3%
Standard Industries, Inc., 2.25%, 11/21/2026 (n)	EUR	530,000	$511,223
Business Services – 0.5%
Nexi S.p.A., 2.125%, 4/30/2029	EUR	1,160,000	$1,054,518
Cable TV – 1.2%
Summer BidCo B.V., 9%, 11/15/2025	EUR	657,492	$606,036
United Group B.V., 3.125%, 2/15/2026		220,000	210,322
Virgin Media Finance PLC, 3.75%, 7/15/2030		470,000	404,889
Virgin Media Vendor Financing Notes III DAC, 4.875%, 7/15/2028	GBP	370,000	381,036
Ziggo B.V., 2.875%, 1/15/2030 (n)	EUR	760,000	670,918
Ziggo B.V., 2.875%, 1/15/2030		100,000	88,279
			$2,361,480
Chemicals – 1.2%
Herens Midco S.à r.l., 5.25%, 5/15/2029 (n)	EUR	275,000	$201,540
Herens Midco S.à r.l., 5.25%, 5/15/2029		100,000	73,288
HT Troplast GmbH, 9.25%, 7/15/2025		445,000	482,990
Sasol Financing (USA) LLC, 5.5%, 3/18/2031		$940,000	778,290
SCIL IV LLC/SCIL USA Holdings LLC, 4.375%, 11/01/2026 (n)	EUR	715,000	722,860
			$2,258,968
Conglomerates – 0.7%
Grupo KUO S.A.B. de C.V., 5.75%, 7/07/2027 (n)		$1,005,000	$920,831
Industria Macchine Automatiche S.p.A., 3.75%, 1/15/2028	EUR	465,000	445,702
			$1,366,533
Consumer Products – 0.2%
Natura & Co. Luxembourg Holdings S.à r.l., 6%, 4/19/2029 (n)		$510,000	$455,214
Consumer Services – 0.3%
Verisure Midholding AB, 5.25%, 2/15/2029	EUR	710,000	$629,791
Containers – 1.5%
Ardagh Metal Packaging Finance USA LLC, 3%, 9/01/2029 (n)	EUR	180,000	$145,286
Ardagh Metal Packaging Finance USA LLC, 3%, 9/01/2029		300,000	242,143
Can-Pack S.A./Eastern PA Land Investment Holding LLC, 3.875%, 11/15/2029 (n)		$834,000	668,095
Huhtamaki Oyj, 4.25%, 6/09/2027	EUR	600,000	644,942
San Miguel Industrias PET S.A., 3.5%, 8/02/2028 (n)		$840,000	714,000

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Containers – continued
Titan Holdings II B.V., 5.125%, 7/15/2029 (n)	EUR	635,000	$535,275
			$2,949,741
Emerging Market Quasi-Sovereign – 2.1%
Bulgarian Energy Holding EAD, 2.45%, 7/22/2028	EUR	870,000	$779,634
Eskom Holdings SOC Ltd. (Republic of South Africa), 7.125%, 2/11/2025		$655,000	637,970
Petroleos Mexicanos, 6.5%, 3/13/2027		545,000	489,235
Petroleos Mexicanos, 6.84%, 1/23/2030		450,000	363,651
Petroleos Mexicanos, 10%, 2/07/2033 (n)		560,000	520,164
Petroleos Mexicanos, 6.5%, 6/02/2041		1,335,000	850,309
Petroleos Mexicanos, 7.69%, 1/23/2050		740,000	493,219
			$4,134,182
Energy - Independent – 0.2%
Kosmos Energy Ltd., 7.125%, 4/04/2026		$440,000	$392,700
Financial Institutions – 0.8%
Atrium European Real Estate Ltd., 3.625% to 11/4/2026, FLR (EUR Swap Rate - 5yr. + 3.625%) to 11/04/2031, FLR (EUR Swap Rate - 5yr. + 4.625%) to 5/04/2170	EUR	625,000	$187,667
Encore Capital Group, Inc., 5.375%, 2/15/2026 (n)	GBP	635,000	709,773
Encore Capital Group, Inc., 4.25%, 6/01/2028 (n)		390,000	380,343
Samhallsbyggnadsbolaget i Norden AB, 2.875% to 1/30/2027, FLR (EUR Swap Rate - 5yr. + 3.223%) to 1/30/32, FLR (EUR Swap Rate - 5yr. + 3.473%) to 1/30/47, FLR (EUR Swap Rate - 5yr. + 4.473%) to 1/30/2171	EUR	805,000	319,331
			$1,597,114
Food & Beverages – 1.3%
Aragvi Finance International DAC, 8.45%, 4/29/2026 (n)		$400,000	$272,000
Central America Bottling Co., 5.25%, 4/27/2029 (n)		716,000	667,691
Coca-Cola Icecek A.S., 4.5%, 1/20/2029 (n)		920,000	811,661
Premier Foods Finance PLC, 3.5%, 10/15/2026	GBP	710,000	807,524
			$2,558,876
Gaming & Lodging – 0.9%
Allwyn International, 3.875%, 2/15/2027 (n)	EUR	665,000	$680,005
Lottomatica S.p.A., 6.25%, 7/15/2025		376,000	418,458
NH Hotel Group S.A., 4%, 7/02/2026 (n)		415,000	436,710
NH Hotel Group S.A., 4%, 7/02/2026		175,000	184,155
			$1,719,328
Industrial – 0.4%
Arabian Centres Sukuk II Ltd., 5.625%, 10/07/2026 (n)		$738,000	$687,068
International Market Quasi-Sovereign – 0.3%
Electricite de France S.A., 3.375% to 9/15/2030, FLR (EUR Swap Rate - 5yr. + 3.97%) to 9/15/50, FLR (EUR Swap Rate - 5yr. + 4.72%) to 9/15/2071	EUR	800,000	$652,589
Machinery & Tools – 0.2%
Sarens Finance Co. N.V., 5.75%, 2/21/2027	EUR	555,000	$486,247
Major Banks – 0.3%
UniCredit S.p.A., 3.875% to 6/03/2027, FLR (EUR ICE Swap Rate - 5yr. + 4.081%) to 6/03/2070	EUR	645,000	$508,169
Medical & Health Technology & Services – 0.5%
Chrome Holdco S.A.S., 5%, 5/31/2029 (n)	EUR	465,000	$361,936
Chrome Holdco S.A.S., 5%, 5/31/2029		200,000	155,671
Laboratoire Eimer Selas, 5%, 2/01/2029		475,000	373,432
			$891,039

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Metals & Mining – 0.5%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)		$140,000	$135,023
Ero Copper Corp., 6.5%, 2/15/2030 (n)		193,000	171,712
Novelis Sheet Ingot GmbH, 3.375%, 4/15/2029 (n)	EUR	460,000	435,912
Petra Diamonds US$ Treasury PLC, 10.5% (10.5% PIK/9.75% Cash to 6/30/2023), 9.75% Cash to 3/08/2026 (n)(p)		$352,672	333,275
			$1,075,922
Midstream – 0.3%
Peru LNG, 5.375%, 3/22/2030		$645,000	$520,837
Network & Telecom – 0.9%
Iliad Holding S.A.S., 5.625%, 10/15/2028 (n)	EUR	580,000	$582,639
Kaixo Bondco Telecom S.A., 5.125%, 9/30/2029 (n)		835,000	792,443
Total Play Telecomunicaciones S.A. de C.V., 6.375%, 9/20/2028 (n)		$695,000	457,895
			$1,832,977
Oil Services – 0.2%
MV24 Capital B.V., 6.748%, 6/01/2034 (n)		$471,075	$420,658
Oils – 0.4%
MC Brazil Downstream Trading S.à r.l., 7.25%, 6/30/2031 (n)		$736,284	$565,811
Puma International Financing S.A., 5%, 1/24/2026		200,000	179,675
			$745,486
Other Banks & Diversified Financials – 1.0%
Banco GNB Sudameris S.A., 7.5% to 4/16/2026, FLR (CMT - 5yr. + 6.66%) to 4/16/2031		$755,000	$558,700
doValue S.p.A., 3.375%, 7/31/2026 (n)	EUR	955,000	940,988
Intesa Sanpaolo S.p.A., 4.125% to 2/27/2030, FLR (EUR Swap Rate - 5yr. + 4.274%) to 2/27/2070		645,000	493,667
			$1,993,355
Pharmaceuticals – 0.5%
Organon Finance 1 LLC, 2.875%, 4/30/2028 (n)	EUR	235,000	$223,720
Teva Pharmaceutical Finance Netherlands III B.V., 4.75%, 5/09/2027		$825,000	772,642
			$996,362
Restaurants – 0.2%
MIDCO GB, 7.75%, 11/01/2027 (n)	EUR	465,000	$462,426
Retailers – 1.6%
BK LC Lux Finco 1 S.à r.l., 5.25%, 4/30/2029	EUR	575,000	$565,354
Goldstory S.A.S., 5.375%, 3/01/2026 (n)		450,000	461,145
Grupo Axo S.A.P.I. de C.V., 5.75%, 6/08/2026 (n)		$844,000	741,209
Marks & Spencer PLC, 4.5%, 7/10/2027	GBP	625,000	704,578
Mobilux Finance S.A.S., 4.25%, 7/15/2028 (n)	EUR	700,000	640,204
			$3,112,490
Specialty Chemicals – 0.3%
CTEC II GmbH, 5.25%, 2/15/2030 (n)	EUR	453,000	$409,312
CTEC II GmbH, 5.25%, 2/15/2030		200,000	180,711
			$590,023
Specialty Stores – 0.3%
Dufry One B.V., 3.375%, 4/15/2028	EUR	666,000	$648,554
Telecommunications - Wireless – 3.2%
Altice France Holding S.A., 4%, 2/15/2028	EUR	100,000	$66,124
Altice France S.A., 4%, 2/15/2028 (n)		380,000	251,271
Cellnex Finance Co. S.A., 1.5%, 6/08/2028		800,000	768,805
Cellnex Finance Co. S.A., 2%, 2/15/2033		700,000	606,034

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Telecommunications - Wireless – continued
Millicom International Cellular S.A., 5.125%, 1/15/2028 (n)		$977,400	$860,041
PLT VII Finance S.à r.l., 4.625%, 1/05/2026	EUR	755,000	782,677
PPF Telecom Group B.V., 2.125%, 1/31/2025		270,000	282,573
PPF Telecom Group B.V., 3.25%, 9/29/2027		935,000	947,854
Turkcell Iletisim Hizmetleri A.S., 5.8%, 4/11/2028		$465,000	410,502
Vodafone Group PLC, 3% to 8/27/2030, FLR (EUR Swap Rate - 5yr. + 3.477%) to 8/27/2050, FLR (EUR Swap Rate - 5yr. + 4.227%) to 8/27/2080	EUR	705,000	631,226
WP/AP Telecom Holdings III B.V., 5.5%, 1/15/2030 (n)		730,000	655,576
			$6,262,683
Transportation – 0.2%
Hidrovias International Finance S.à r.l., 4.95%, 2/08/2031		$440,000	$331,430
Transportation - Services – 1.5%
Arena Luxembourg Finance S.à r.l., 1.875%, 2/01/2028 (n)	EUR	1,280,000	$1,114,241
Cliffton Ltd., 6.25%, 10/25/2025 (n)		$663,000	632,598
Q-Park Holding I B.V., 1.5%, 3/01/2025 (n)	EUR	915,000	946,357
Q-Park Operations Holding B.V., 1.5%, 3/01/2025		200,000	206,854
			$2,900,050
Utilities - Electric Power – 4.3%
Adani Green Energy (UP) Ltd./Prayatna Developers Private Ltd., 6.25%, 12/10/2024 (n)		$761,000	$725,656
AES Gener S.A., 7.125% to 7/06/2024, FLR (Swap Rate - 5yr. + 4.644%) to 7/06/2029, FLR (Swap Rate - 5yr. + 4.894%) to 7/06/2044, FLR (Swap Rate - 5yr. + 5.644%) to 3/26/2079		595,000	560,490
Azure Power Energy Ltd., 3.575%, 8/19/2026 (n)		489,029	375,623
Azure Power Solar Energy Private Ltd., 5.65%, 12/24/2024 (n)		302,000	256,323
ContourGlobal Power Holdings S.A., 2.75%, 1/01/2026 (n)	EUR	640,000	652,962
Electricidad Firme de Mexico, 4.9%, 11/20/2026 (n)		$752,000	661,760
Empresa Generadora de Electricidad Haina S.A., 5.625%, 11/08/2028 (n)		570,000	515,850
Greenko Dutch B.V. (Republic of India), 3.85%, 3/29/2026 (n)		694,660	625,194
Investment Energy Resources Ltd., 6.25%, 4/26/2029 (n)		718,000	664,150
Mercury Chile Holdco LLC, 6.5%, 1/24/2027 (n)		687,000	643,925
Public Power Corp. S.A., 4.375%, 3/30/2026	EUR	925,000	969,332
ReNew Wind Energy AP2/ReNew Power Private Ltd., 4.5%, 7/14/2028 (n)		$729,000	615,898
SCC Power PLC, 8% (8% Cash or 4% Cash and 4% PIK) to 6/15/2024, 8% Cash to 12/31/2028 (n)(p)		812,170	274,107
SCC Power PLC, 4% (4% Cash or 4% PIK) to 6/15/2024, 4% Cash to 5/17/2032 (n)(p)		439,925	39,625
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)		836,000	799,408
			$8,380,303
Utilities - Gas – 0.4%
EP Infrastructure A.S., 2.045%, 10/09/2028	EUR	346,000	$300,071
EP Infrastructure A.S., 1.816%, 3/02/2031		670,000	522,402
			$822,473
Utilities - Water – 0.5%
Aegea Finance S.à r.l., 6.75%, 5/20/2029 (n)		$1,136,000	$1,047,598
Total Bonds			$61,110,079
Investment Companies (h) – 68.9%
Bond Funds – 64.4%
MFS High Yield Pooled Portfolio (v)		15,787,977	$126,619,576

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – continued
Money Market Funds – 4.5%
MFS Institutional Money Market Portfolio, 4.59% (v)	8,981,158	$8,982,954
Total Investment Companies		$135,602,530

Other Assets, Less Liabilities – (0.0)%		(9,334)
Net Assets – 100.0%		$196,703,275
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $135,602,530 and $61,110,079, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $34,079,960, representing 17.3% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
ICE	Intercontinental Exchange
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
GBP	British Pound
Derivative Contracts at 4/30/23
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
EUR	249,529	USD	277,184	Brown Brothers Harriman	7/21/2023	$(976)
USD	213,844	EUR	194,032	HSBC Bank	7/21/2023	(934)
USD	33,292,819	EUR	30,211,338	Merrill Lynch International	7/21/2023	(148,776)
USD	3,749,908	GBP	3,015,019	State Street Bank Corp.	7/21/2023	(45,178)
						$(195,864)
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
4/30/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
The investments of the fund and the MFS High Yield Pooled Portfolio are valued as described below.
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of April 30, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Non - U.S. Sovereign Debt	$—	$4,786,771	$—	$4,786,771
U.S. Corporate Bonds	—	3,896,852	—	3,896,852
Foreign Bonds	—	52,426,456	—	52,426,456
Mutual Funds	135,602,530	—	—	135,602,530
Total	$135,602,530	$61,110,079	$—	$196,712,609
Other Financial Instruments
Forward Foreign Currency Exchange Contracts – Liabilities	$—	$(195,864)	$—	$(195,864)
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the MFS High Yield Pooled Portfolio's shareholder report for further information regarding the levels used in valuing its assets and liabilities.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table

Supplemental Information (unaudited) – continued
presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 1/31/23	$228,697
Realized gain (loss)	270,760
Change in unrealized appreciation or depreciation	(228,697)
Disposed of as part of a corporate action	(270,760)
Balance as of 4/30/23	$—
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS High Yield Pooled Portfolio	$121,247,426	$11,408,258	$5,618,605	$(1,309,114)	$891,611	$126,619,576
MFS Institutional Money Market Portfolio	3,151,528	14,385,545	8,554,690	(571)	1,142	8,982,954
	$124,398,954	$25,793,803	$14,173,295	$(1,309,685)	$892,753	$135,602,530
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS High Yield Pooled Portfolio	$2,001,324	$—
MFS Institutional Money Market Portfolio	74,651	—
	$2,075,975	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of April 30, 2023, are as follows:
United States	60.1%
Canada	3.8%
United Kingdom	3.5%
Mexico	2.9%
France	2.7%
Netherlands	2.5%
Brazil	2.3%
Italy	2.2%
Spain	2.1%
Other Countries	17.9%
These issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable. Percentages reflect exposure to the underlying fund holdings including cash & cash equivalents.